Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	¥ 123,606	¥ 134,698
Trade and other receivables	42,892	28,167
Other financial assets, current	13,258	6,952
Inventories	3,455	961
Other current assets	7,438	3,929
Total current assets	190,649	174,707
Non-current assets
Property and equipment	15,125	9,029
Goodwill	16,767	3,400
Other intangible assets	6,486	1,851
Investments in associates and joint ventures	24,844	12,712
Other financial assets, non-current	32,084	35,715
Deferred tax assets	16,492	18,385
Other non-current assets	992	290
Total non-current assets	112,790	81,382
Total assets	303,439	256,089
Current liabilities
Trade and other payables	28,810	21,532
Other financial liabilities, current	28,003	24,497
Accrued expenses	12,087	9,049
Income tax payables	2,365	5,699
Advances received	17,975	11,286
Deferred revenue	9,246	9,739
Provisions, current	991	964
Other current liabilities	1,940	3,670
Total current liabilities	101,417	86,436
Non-current liabilities
Other financial liabilities, non-current	602
Deferred tax liabilities	1,573	1,161
Provisions, non-current	3,060	1,120
Post-employment benefits	6,162	6,204
Other non-current liabilities	648	145
Total non-current liabilities	12,045	8,630
Total liabilities	113,462	95,066
Shareholders' equity
Share capital	92,369	77,856
Share premium	93,560	91,208
Treasury shares	(4,000)
Accumulated deficit	(4,294)	(12,381)
Accumulated other comprehensive income	7,440	4,151
Equity attributable to the shareholders of the Company	185,075	160,834
Non-controlling interests	4,902	189
Total shareholders' equity	189,977	161,023
Total liabilities and shareholders' equity	¥ 303,439	¥ 256,089